STOCKHOLDERS’ EQUITY AND MEZZANINE EQUITY (Details Narrative) - USD ($)												3 Months Ended								9 Months Ended				12 Months Ended
		Aug. 05, 2024	Jul. 02, 2024	Jun. 25, 2024	May 30, 2024	Apr. 12, 2024	Jan. 05, 2024	Dec. 28, 2023	Jul. 20, 2023	Jul. 17, 2023	Feb. 01, 2023	Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Aug. 12, 2024	Jul. 31, 2024	Mar. 29, 2024	Jan. 10, 2024	Jun. 30, 2023		Mar. 31, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized												25,000,000								25,000,000				10,000,000		10,000,000					25,000,000
Common Stock, Shares Authorized												400,000,000								400,000,000				400,000,000		300,000,000					400,000,000
Capital Units, Authorized																															425,000,000
Common Stock, Par or Stated Value Per Share												$ 0.0001								$ 0.0001				$ 0.0001		$ 0.0001					$ 0.0001
Preferred Stock, Par or Stated Value Per Share																															$ 0.0001
Member equity																										$ 2,526,104
Settlement of note payable																						$ 170,000		$ 170,000
Redemption price												130.00%								130.00%
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares												75,000								75,000
Cumulative dividends rate												10.00%								10.00%
Accrued dividends rate percentage												105.00%								105.00%
Debt Instrument, Description of Variable Rate Basis																				No Investor will be able to convert the Series B Preferred into an amount that would result in the Investor (or its affiliates) beneficially owning more than 4.99% of the outstanding shares of the Company with an investor option to go to 9.99%.
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.55
Stock Issued During Period, Value, New Issues
Proceeds from series B offering																				$ 4,222,000
Proceeds from Issuance of Warrants																				$ 650,001				$ 267,000
Debt Instrument, Face Amount										$ 1,944,000
Common Stock, Shares, Outstanding												27,786,391								27,786,391				15,134,545		0
Stock Issued During Period, Shares, Restricted Stock Award, Gross												2,399,577								12,651,846				300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,750,001
Payments for Repurchase of Warrants							$ 650,000
Deemed dividend consideration impact								$ 1,075,000
Preferred Stock Dividends, Income Statement Impact							$ 862,289													$ 862,289				$ 1,075,000
Convertible Notes Payable																								$ 2,595,000
Unreimbursed advances										$ 100,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative dividends rate												15.00%								15.00%
Exchange Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.06
Preferred Stock, Redemption Amount			$ 655,889
Debt Instrument, Face Amount			$ 500,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			50,453
Class of Warrant or Right, Outstanding			50,453
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			50,453
Note Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										38,800,764
Convertible Notes Payable										$ 1,944,000
Interest Payable, Current										$ 75,263
WTI Global Inc [Member] | Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement of note payable											$ 170,000
Debt Instrument, Interest Rate, Effective Percentage											2.254%
Michaelson Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																													16.00%
Debt Instrument, Face Amount												$ 2,107,090								$ 2,107,090
Cavalary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term			5 years
Cavalry Fund ILP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.55
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,500,000
Payments for Repurchase of Warrants								$ 300,000
Payment for issuance fees								$ 33,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized																															630,900
Preferred Stock, Par or Stated Value Per Share												$ 0.0001								$ 0.0001				$ 0.0001		$ 0.0001
Convertible Preferred Stock, Shares Issued upon Conversion												100								100
Preferred Stock, Liquidation Preference, Value												$ 1,000								$ 1,000
Preferred Stock, Shares Outstanding												1,397,900								1,397,900				630,900		0
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Par or Stated Value Per Share																								$ 0.0001		$ 0.0001
Convertible Preferred Stock, Shares Issued upon Conversion												100								100				100
Preferred Stock, Shares Outstanding																								0		0
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares												75,000								75,000
Debt Instrument, Convertible, Conversion Price												$ 0.05								$ 0.05
Debt Conversion, Converted Instrument, Rate																				125.00%
Debt Instrument, Convertible, Terms of Conversion Feature																				If the Common Stock price equals or exceeds $1.00 for 20 consecutive Trading Days, with a daily trading volume over $1,000,000, and Equity Conditions are met, the Corporation can mandate conversion.
Preferred Stock, Voting Rights																				The number of votes a holder can cast is equal to the number of whole shares of common stock into which their Series B Convertible Preferred Stock can be converted as of the record date for determining stockholders entitled to vote, subject to the 4.99% ownership limitation. These holders vote together with common stockholders as a single class and on an as-converted basis. The Series B Preferred Stock contains roll-over rights.
Series B Convertible Preferred Stock [Member] | Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized																														1,360,000
Preferred Stock, Par or Stated Value Per Share																														$ 10.00
Series B Convertible Preferred Stock [Member] | Note Payables Exchange [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues			50,453
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Outstanding												578,245								578,245				0
Stock Issued During Period, Shares, New Issues					42,220,000
Shares, Issued					422,200
Stock Issued During Period, Value, New Issues					$ 4,222,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					1 year 2 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					8.12%
Preferred stock offering accreted												$ 106,418								$ 4,062,334
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 655,889		$ 1,568,895						$ 1,568,895
Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										220,135
Series B Preferred Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									1,250,000
Series A Rights [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										22,013,500
Series A Rights [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									108,729,363
Common Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									14,118,233
Series B Rights [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									30,388,873
Series B Preferred Stock Offering [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term																														5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																														$ 0.06
Series A Right Share [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share										$ 2.90
Series A Right Share [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share									$ 1.80
Series A Right Share [Member] | Note Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share										$ 2.90
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										7,000,000
Series A Preferred Stock [Member] | Rights Exchanges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income (Loss) from Equity Method Investments																								$ 116,591,322
Series B Right Share [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share									$ 1.80
Series B Rights Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units		2,399,577
Series A Rights Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding												176,443,627								176,443,627
Series B Rights Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding												17,837,024								17,837,024
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized												25,000,000								25,000,000				10,000,000
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized												1,242,900								1,242,900
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized												1,360,000								1,360,000
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member] | Exchange Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock offering accreted																				$ 12,440
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues	[1]
Preferred Stock, Redemption Amount						$ 65,000
Shares, Outstanding													[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]					1,470,135	[1]	[1]
Preferred Stock [Member] | Series B Preferred Stock [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues				100,592
Preferred stock offering accreted												$ 25,059								$ 26,437
Preferred Stock, Redemption Amount				$ 1,307,696
Preferred Stock [Member] | Series B Preferred Stock [Member] | Michaelson Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						5,000
Preferred stock offering accreted												1,566								$ 2,638
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues	[2]
Shares, Outstanding												1,397,900	[2]	1,397,900	[2]	630,900	[2]	630,900	[2]	1,397,900	[2]	630,900	[2]	630,900	[2]		[2]					701,000	[2]	[2]
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																								300,000,000
Stock Issued During Period, Shares, New Issues			100									2,399,577
Stock Issued During Period, Value, New Issues												$ 240
Shares, Outstanding												27,786,391		25,386,814		25,386,814		15,134,545		27,786,391		15,134,545		15,134,545								34,252,778
Common Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									14,118,233
Common Stock [Member] | Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										5,000,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					8,444,000
Warrant term					7 years
Proceeds from Issuance of Warrants																				$ 2,653,105
Class of Warrant or Right, Outstanding					42,220,000
Warrant [Member] | Purchase Agreement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					8,440,000
Warrant term					7 years
Warrant [Member] | Cavalry Fund ILP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term																												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																												$ 0.06
Class of Warrant or Right, Outstanding																												10,000,000
Warrants and Rights Outstanding																												$ 500,000
Warrant [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.06
Shares, Issued					422,200
Stock Issued During Period, Value, New Issues					$ 4,222,000

[1]	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect these changes.
[2]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect this change.